Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Current Assets
Cash	$ 170,096	$ 300,899	$ 541,591
Accounts receivable, net	638,440	452,643	866,091
Inventories, net	486,568	1,002,108	3,267,667
Prepaid and other current assets	3,950	3,950	3,950
Total Current Assets	1,299,054	1,759,600	4,679,299
Property and Equipment, net (Note 2)	318,694	348,869	86,812
Intangibles, net (Notes 1 and 12)	1,137,821	1,443,191	1,516,815
Goodwill (Note 1)	834,220	834,220	834,220
Operating right of use asset (Note 7)	129,758	179,512	208,051
Liabilities and Stockholders' Deficit
Line of credit (Note 3)	332,281		991,598
Derivative liability, convertible debt features (Note 5)	12,189		1,842,000
Current portion of long term notes payable (Note 4)	3,795,339	2,815,231	552,055
Accounts payable	883,078	737,948	830,433
Accrued expenses	1,563,428	993,371	213,772
Deferred revenue	175,436	175,436	453,862
Short term portion of related party notes and payables (Note 6)	105,876	1,238,755	3,471,755
Total Current Liabilities	6,867,627	5,960,741	8,355,475
Related party notes payable, less current portion (Note 6)	2,379,702	586,862
Long term portion of related party notes and payables (Note 6)		586,862
Notes payable, less current portion (Note 4)	382,144	248,978	405,007
Total Liabilities	9,629,473	6,796,581	8,760,482
Common stock	330,873	321,134	280,744
Additional paid-in-capital	53,901,728	51,629,750	46,215,049
Accumulated deficit	(60,142,537)	(54,182,084)	(47,931,128)
Total Stockholders' Deficit	(5,909,926)	(2,231,189)	(1,435,285)
Total Liabilities and Stockholders' Deficit	3,719,547	4,565,392	7,325,197
Total Assets	3,719,547	4,565,392	7,325,197
Preferred Stock Series G
Liabilities and Stockholders' Deficit
Preferred stock
Preferred Stock Series F
Liabilities and Stockholders' Deficit
Preferred stock	$ 10	11
Preferred Stock Series E
Liabilities and Stockholders' Deficit
Preferred stock			$ 50